Leases	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Leases	LEASES
PEMEX leases plants, transportation and storage equipment, port facilities, buildings, land, catalysts, machinery and equipment. Leases generally run for a period of one to twenty years, in some cases with an option to renew the lease after that date. Some lease payments are renegotiated every five years to reflect that the rent payments are market compliant.
Some of the leases provide for additional rental payments that are based on changes in local price indexes. For certain leases, PEMEX has restrictions to enter into a sublease agreement.
Plants, transport and storage equipment, port facilities, buildings and land leases were entered into in previous years as service, transportation and building leases.
PEMEX has rights of use assets for equipment whose contractual terms are from one to three years. These leases are short-term and / or low-value item leases. PEMEX has decided not to recognize the right-of-use assets and lease liabilities for these leases.
Lease information where PEMEX is a lessee is presented as follows:
i.Rights of use assets are as follow:

	Rights of use assets
	Transportation and storage equipment		Plants	Drilling equipment	Rights of use	Port facilities	Buildings	Lands	Catalyst	Machinery and Equipment	Total
Balance as of January 1, 2022	Ps.	20,667,926	23,727,290	5,742,350	1,663,266	2,388,637	62,478	31,511	—	—	Ps.	54,283,458
Depreciation of the year	(3,333,879)		(2,050,826)	(277,276)	(86,342)	(182,369)	(29,968)	(3,118)	—	—	(5,963,778)
Additions	4,396,333		—	434,451	—	451,013	36,400	336	—	—	5,318,533
Cancellations	(1,984,257)		(1,601,197)	—	—	—	—	—	—	—	(3,585,454)
Currency translation effect	(487,536)		—	—	—	(42,328)	(346)	(1,702)	—	—	(531,912)
Balance as of December 31, 2022	Ps.	19,258,587	20,075,267	5,899,525	1,576,924	2,614,953	68,564	27,027	—	—	Ps.	49,520,847
Depreciation of the year	(3,495,211)		(1,869,775)	(122,883)	(80,269)	(196,422)	(37,573)	(5,810)	(77,243)	(1,654)	(5,886,840)
Cancellations	(12,766)		(2,565,518)	(357,899)	—	(106,267)	(7,873)	(804)	357,899	—	(2,693,228)
Additions	2,163,251		—	—	—	367,830	48,581	—	—	139,644	2,719,306
Currency translation effect	(345,058)		—	—	—	(59,603)	(4,453)	(266)	(47,525)	—	(456,905)
Balance as of December 31, 2023	Ps.	17,568,803	15,639,974	5,418,743	1,496,655	2,620,491	67,246	20,147	233,131	137,990	Ps.	43,203,180
Estimated useful life	1 to 10 years		14 years	10 years	23 years	20 years	1 to 5 years	5 years	5 years	1 to 5 years
ii.Leases liabilities are as follows:

	2023		2022
Lease liabilities recognized at January 1	Ps.	51,131,575	59,351,649
Additions	2,694,129		5,318,533
Cancellations	(2,816,690)		(4,392,850)
Payments of principal	(5,484,624)		(7,362,686)
Accrued interest	3,472,355		4,304,918
Interests paid	(2,291,356)		(3,274,137)
Foreign Exchange	(4,857,056)		(2,813,852)
Lease liabilities at December 31,	Ps.	41,848,333	51,131,575
The obligation recognized as of December 31, 2023 and 2022, amounted to Ps. 41,848,333 and Ps. 51,131,575, of which Ps. 8,003,743 and Ps. 6,680,488 were recognized in current liabilities and Ps. 33,844,590 and Ps. 44,451,087 in non-current liabilities, respectively.
iii.Amounts recognized in the statement of comprehensive Income

	2023		2022
Depreciation of rights of use	Ps.	5,886,840	Ps.	5,963,778
Interests from lease liabilities	3,948,398		4,445,315
Expenses related to short-term leases	609,927		106,695
iv.Amounts recognized in the statement of cash flows

	2023		2022
Lease payments (principal and interest)	Ps.	(7,775,980)	Ps.	(10,636,823)